Basis of preparation	12 Months Ended
Mar. 31, 2024
Disclosure of Basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

a.	Statement of compliance

The accompanying Consolidated Financial Statements of the Group have been prepared in accordance with the International Financial Reporting Standards (IFRS) and its interpretations as issued by the International Accounting Standards Board (IASB).

These Consolidated Financial Statements have been approved for issue by the Board of Directors on January 13, 2025
.

b.	Basis of measurement

These Consolidated Financial Statements have been prepared on the historical cost basis except for the following:

•	Derivative financial instruments are measured at fair value
•	Financial instruments at fair value through profit or loss are measured at fair value.
•	Financial assets at fair value through other comprehensive income are measured at fair value
•	Share-based payments
•
The defined benefit asset is recognized as the net total of the plan assets, plus unrecognized past service cost and unrecognized actuarial losses, less unrecognized actuarial gains and the present value of the defined benefit obligation.

•
In relation to lease prepayments, the initial fair value of the security deposit is estimated as the present value of the refundable amount, discounted using the market interest rates for similar instruments. The difference between the initial fair value and the refundable amount of the deposit is recognized as a Right of Use Asset and present value of lease liability

The above items have been measured at fair value and the methods used to measure fair values are discussed further in Note 4.

c.	Functional and presentation currency

Items included in the financial statements of each Group entity are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). Indian rupee is the functional currency of Sify, its domestic subsidiaries. The U.S. dollar is the functional currency of Sify’s foreign subsidiaries i.e. Sify Technologies North America Corporation and Sify Technologies (Singapore) Pte. Ltd. located in North America, United States of America and in Singapore.

The Consolidated Financial Statements are presented in Indian Rupees which is the Group’s presentation currency. All financial information presented in Indian Rupees has been rounded up to the nearest thousand except where otherwise indicated.

Convenience translation :
Solely for the convenience of the reader, the financial statements as of and for the year ended March 31, 2024 have been translated into United States dollars (neither the presentation currency nor the functional currency of the Group) based on the reference rate in the City of Mumbai on March 31, 2024, for cable transfers in Indian rupees as published by the Reserve Bank of India which was ₹ 83.3739 per $1.00. No representation is made that the Indian rupee amounts have been, could have been or could be converted into United States dollar at such a rate or at any other rate on March 31, 2024 or at any other date.

d.	Use of estimates and judgments

The preparation of Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, the disclosures of contingent assets and contingent liabilities at the date of financial statements, income and expenses during the period. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in future periods which are affected.

Application of accounting policies that require critical accounting estimates, judgments and assumptions having the most significant effect on the amounts recognized in the financial statements are
:

•	Useful lives of property, plant and equipment (Note 3 e and Note 5)
•	Useful lives of intangible assets (Note 3 g and Note 6)
•	Estimate of Lease term and measurement of Right of Use Assets and Lease Liabilities (Note 3 h, 7)
•	Identification of performance obligation and timing of satisfaction of performance obligation, measurement of transaction price on revenue recognition (Note 3 o)
•	Measurement of the recoverable amounts of cash-generating units containing goodwill (Note 3 k and Note 6)
•	Utilization of tax losses and computation of deferred taxes (Note 3 r, 11)
•	Measurement of defined employee benefit obligations (Note 17)
•	Measurement of share-based payments (Note 3 m, 27)
•	Valuation of financial instruments (Note 3 c, 4, 34 and 33)
•	Provisions and contingencies (Note 3 n and 31)
•	Expected Credit losses on Financial Assets (Note 3 c, 13)
•	Impairment testing ( N ote 3 k )

Amendment to Form 20-F for the year ended March 31, 2024:

Sify Infinit Spaces Limited, a subsidiary Company of Sify Technologies Limited had issued Compulsorily Convertible Debentures (“CCDs”) to Kotak Special Situation Fund and Kotak Data Center Fund in amounts of
Rs.4,000
million

and Rs.6,000
million, respectively. The CCDs issued to Kotak Special Situations Fund are backed by a Put Option Agreement with the holding Company M/s Sify Technologies Limited. These CCDs carry an obligation to pay a fixed interest of
6% p.a.

Previously, the Company presented these CCDs as financial liabilities in the financial statements until the fixed number of shares to be issued upon conversion of the CCDs was determined. Subsequently, once the fixed number of shares to be issued upon conversion was determined, these CCDs were presented as equity. The Company assessed and concluded that certain terms in the arrangement are contingent, which was not to be considered while presenting the CCDs in the financial statements as per IAS 32. The Company has recognized the entire interest paid as an expense in the Consolidated Statement of Income as there is an unconditional obligation on the Company to make the interest payments.

The Company re-evaluated the presentation of Compound Financial Instruments in accordance with IAS 32 and concluded that a change in presentation is required as below:
•	The present value of the future interest obligation should be presented as a financial liability.
•
The residual value after deducting the financial liability component identified above is to be evaluated under Para 16 or 16A/16B of IAS 32 as may be applicable, for determining whether it is a financial liability or equity.

Therefore, the CCDs issued to Kotak Special Situations Fund are to be presented as
f
inancial
l
iabilities because they are backed by the Put Option Agreement. In the case of the CCDs issued to Kotak Data Center Fund (“KDCF”), the residual portion of the CCDs is to be presented as a financial liability until the fixed number of shares to be issued upon conversion is determined. Once the fixed number of shares are determined, the residual value should be presented as equity. Further, the Company determined that only the interest on the present value of the future interest obligation on CCDs issued to KDCF should be recognized in the Consolidated Statement of Income rather than the interest amount on the entire KDCF CCDs. When the liquidity event happens as per the terms of CCDs, the unmatured portion of the present value of future interest obligation recognized as financial liability should be classified as equity. These CCDs are presented separately as “Other Equity” and will be presented as non-controlling interes
t
s
upon issue of equity shares in the future. For additional information, see Note 19 herein.

The Company has amended the consolidated financial statements for the years ended March 31, 2024 and March 31, 2023. These amendments impact the Consolidated Statement of Financial Position, Consolidated Statement of Income, Consolidated Statement of Cash Flows and the previously reported earnings per share amounts.

The following tables present the impact on previously reported amounts in specific line items in the consolidated financial statements for the years ended March 31, 2024 and March 31, 2023.

Changes in Consolidated Statement of Financial Position (In thousands of Rupees):

	As per Original Form 20-F (As at)		As per Form 20-F/A (As at)
	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023
Other Equity	8,800,000	2,000,000	2,723,924	-
Accumulated deficit	(6,745,965)		(6,625,962)
Borrowings (non-current)	17,608,315	13,817,634	23,349,863	15,817,634
Borrowings (Current)	6,450,561		6,665,085

Changes in Consolidated Statement of Income for the year ended March 31, 2024 (In thousands of Rupees):

	As per Original Form 20-F	As per Form 20-F/A
Profit from operating activities	2,167,558	2,167,558
Net finance expense	(1,935,522)	(1,815,519)
Profit/(Loss) before Tax	232,036	352,039
Taxes	(183,100)	(183,100)
Profit/(Loss) After Tax	48,936	168,939

Changes in Other Figures for the year ended March 31, 2024 (In Rupees)
:

	As per Original Form 20-F	As per Form 20-F/A
Basic earnings per Share	0.27	0.92
Diluted earnings per share	0.26	0.91

Summary of Amendment (In thousands of Rupees):

Particulars	2022-23	2023-24
Consolidated Statement of Financial Position
Decrease in Other Equity	2,000,000	6,076,076
Decrease in Accumulated Deficit		120,003
Increase/(Decrease) in Borrowings (non-current liabilities)	2,000,000	5,741,548
Increase/(Decrease) in Borrowings (current liabilities)		214,524

Consolidated Statement of Income
Decrease in Finance expense		120,003
Increase in Profit before tax		120,003
Increase in Earnings per share
Basic earnings per share		0.65
Diluted earnings per share		0.65